Shareholder Report	12 Months Ended	120 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000198134
Shareholder Report [Line Items]
Fund Name	Wealthfront Risk Parity Fund
Class Name	Class W
Trading Symbol	WFRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Wealthfront Risk Parity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wealthfront.com. You can also request this information by contacting us at 1-877-910-4232.
Additional Information Phone Number	1-877-910-4232
Additional Information Website	https://www.wealthfront.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$26	0.24%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.24%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (January 22, 2018)
Wealthfront Risk Parity Fund	20.41%	-2.12%	-0.33%
3336 - 40% BB Barclays Global Agg TR / 60% - MSCI World TR	23.56%	6.61%	5.67%
Bloomberg Global Aggregate Index	9.54%	-1.64%	-0.47%
MSCI WORLD INDEX Net (USD)	33.68%	12.03%	9.41%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Jan. 22, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 1,290,557,260	$ 1,290,557,260
Holdings Count | Holding	122	122
Advisory Fees Paid, Amount	$ 3,053,792
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,290,557,260
Number of Portfolio Holdings	122
Advisory Fee	$3,053,792

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	2.9%
Money Market Funds	7.2%
U.S. Treasury Obligations	89.9%